Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables	$ 225,144	$ 125,437
Tax receivables	33,719	45,680
Prepayments	23,636	11,827
Other accounts receivable	4,703	17,390
Trade and other receivables	$ 287,202	$ 200,334